Capital stock (Details 2)	12 Months Ended
Dec. 31, 2025 $ / shares
$1.10
Statement [Line Items]
Number of shares outstanding	60,000
Weighted average remaining contractual life (in years)	6 months 29 days
Weighted average exercise price	$ 1.10
Options exercisable	60,000
$1.11 - $1.50
Statement [Line Items]
Number of shares outstanding	1,102,000
Weighted average remaining contractual life (in years)	7 years 25 days
Weighted average exercise price	$ 1.25
Options exercisable	522,000
$1.51 ? $2.00
Statement [Line Items]
Number of shares outstanding	1,162,000
Weighted average remaining contractual life (in years)	6 years 8 months 26 days
Weighted average exercise price	$ 1.23
Options exercisable	582,000